Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 30, 2019
Insurance Brokerage Firm [Member]
Insurance expenses paid during period for related party	$ 897,281	$ 515,092	$ 2,321,186	$ 2,214,985
Accounts payable to related party	110,762		265,257
Due to related parties					$ 171,665	$ 265,257
Executive Chairman [Member]
Due to related parties	503,767
Chief Executive Officer [Member]
Due to related parties	$ 65,514		$ 100,000